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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO  63128


                                                     March 8, 2007


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re:  General American Separate Account Twenty-Eight
          File No. 811-07248

Commissioners:

Annual Reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

                                             Sincerely,

                                             /s/ John M. Richards
                                             John M. Richards